Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2012
Acquisitions and Dispositions [Abstract]
Acquisitions and Dispositions
4.      Acquisitions and Dispositions

2012 Acquisitions and Dispositions

Effective February 2, 2012, the Company acquired the underlying real estate associated with nine communities that were previously leased for an aggregate purchase price of $121.3 million. The results of operations of these communities, prior and subsequent to the acquisition, are reported in the Retirement Centers segment. The Company financed the transaction with $77.9 million of first mortgage financing secured by seven of the communities and $15.0 million of seller-financing secured by two of the communities (Note 9).  The purchase price of the acquisitions has primarily been ascribed to the basis of the buildings acquired and recorded on the consolidated balance sheet under property, plant and equipment and leasehold intangibles, net.

During the month ended December 31, 2012, the Company acquired the underlying real estate interest in 12 communities that the Company previously leased for an aggregate purchase price of $162.1 million.  The results of operations of the previously leased communities are included in the consolidated financial statements from the effective dates of the respective lease agreements and are reported in the Assisted Living and Retirement Centers segments.  The purchase price of the acquisitions has primarily been ascribed to the basis of the buildings acquired and recorded on the consolidated balance sheet under property, plant and equipment and leasehold intangibles, net.

During the year ended December 31, 2012, the Company recognized an $11.6 million net gain on facility lease termination from the reversal of deferred lease liabilities associated with the termination of operating lease contracts in connection with the acquisition of the underlying real estate of the previously leased communities.

During the year ended December 31, 2012, the Company purchased four home health agencies and an existing skilled nursing facility as part of its growth strategy for an aggregate purchase price of approximately $7.0 million.  The purchase price of the acquisitions has primarily been ascribed to an indefinite useful life intangible asset and recorded on the consolidated balance sheet under other intangible assets, net.

During the year ended December 31, 2012, the Company sold one community for an aggregate selling price of $8.9 million.  The results of operations of the community were previously reported in the Assisted Living segment.

2011 Acquisitions and Dispositions

Effective January 13, 2011, the Company acquired the underlying real estate interest in 12 assisted living communities that the Company previously leased for an aggregate purchase price of $31.3 million, which was paid from cash on hand.  The results of operations of the previously leased communities are included in the consolidated financial statements from the effective date of the lease agreement and are reported in the Assisted Living segment.

Effective February 1, 2011, the Company acquired the underlying real estate interest in one assisted living community that the Company previously leased for an aggregate purchase price of $9.8 million, which was paid from cash on hand.  The results of operations of the previously leased community are included in the consolidated financial statements from the effective date of the lease agreement and are reported in the Assisted Living segment.

Effective February 1, 2011, the Company acquired one assisted living community for an aggregate purchase price of $9.2 million, which was paid from cash on hand.  The results of operations of the acquired community are included in the consolidated financial statements from the effective date of the acquisition and are reported in the Assisted Living segment.

Effective November 1, 2011, the Company acquired one assisted living community that the Company previously managed for an aggregate purchase price of $30.2 million, which was paid from cash on hand.  A former executive officer of the Company had an ownership interest in the community prior to the acquisition.  The results of operations of the acquired community are included in the consolidated financial statements from the effective date of the acquisition and are reported in the Assisted Living segment.

During the year ended December 31, 2011, the Company purchased three home health agencies as part of its growth strategy for an aggregate purchase price of approximately $4.2 million.  The entire purchase price of the acquisitions has been ascribed to an indefinite useful life intangible asset and recorded on the consolidated balance sheet under other intangible assets, net.

During the year ended December 31, 2011, the Company sold four communities for an aggregate selling price of $30.8 million.  The results of operations of the communities were previously reported in the Retirement Centers and Assisted Living segments.

Horizon Bay/HCP Transactions

On September 1, 2011, the Company acquired 100% of the equity and voting interests in Horizon Bay Realty, L.L.C. ("Horizon Bay").  The results of Horizon Bay's operations have been included in the consolidated financial statements since that date.  Horizon Bay is a seniors housing management company primarily focused on managing large portfolios of retirement communities across the United States for institutional real estate investors.  In connection with the acquisition, the Company also restructured Horizon Bay's existing relationship with HCP, Inc. ("HCP") relating to 33 communities that Horizon Bay leased from HCP. In particular, the Company (i) formed a joint venture with HCP to own and operate 21 communities (the "HCP RIDEA JV"), and (ii) leased the remaining 12 communities from HCP under long-term, triple net leases. Of these 12 communities, the Company assumed the pre-existing lease for eight communities and entered into a new lease for the remaining four communities.  The joint venture with HCP utilizes a RIDEA structure with the Company having acquired a 10% non-controlling interest in the joint venture. The Company also manages the communities under a ten-year management agreement with four five-year renewal options and retains all ancillary services operations.

As part of the transactions, the Company entered into an agreement to restructure Horizon Bay's management arrangements with Chartwell Seniors Housing Real Estate Investment Trust ("Chartwell").  Certain elements of the Chartwell management arrangement restructuring are subject to lender and other third party approvals. Until such approvals are received, the Company will operate Chartwell's properties under the existing management contracts.

The aggregate acquisition-date fair value of the purchase consideration transferred for the acquisition of Horizon Bay was approximately $10.7 million which consisted of the following (dollars in thousands):

Fair value of consideration transferred
Cash	$6,500
Common stock (96,862 shares)	1,538
Contingent consideration	2,708
Total	$10,746

The fair value of the 96,862 common shares issued was determined based on the closing market price of the Company's common shares on the acquisition date.

The aggregate acquisition-date fair value of the purchase consideration transferred for the acquisition of Horizon Bay included $2.7 million of contingent consideration. The contingent consideration arrangement requires the Company to pay up to a maximum of approximately $3.4 million to Horizon Bay's former members.  The Company estimated the fair value of the contingent consideration using a probability-weighted discounted cash flow model.  This fair value measurement is based on significant inputs not observable in the market and thus represents a Level 3 measurement as defined in ASC 820. The key assumption in applying the income approach was the assignment of probabilities to the various possible outcomes.  During the year ended December 31, 2012, the Company paid approximately $1.2 million in contingent consideration.  As of December 31, 2012, there were no significant changes in the range of outcomes for the contingent consideration recognized as a result of the acquisition of

Horizon Bay.

The following table summarizes the estimated fair values of the assets acquired and liabilities assumed at the acquisition date (dollars in thousands):

Purchase price allocation
Current assets	$24,064
Property and equipment	2,167
Acquired lease intangibles	5,965
Current liabilities	(15,979)
Long-term debt	(1,821)
Other liabilities	(1,482)
Deferred tax liability	(822)
Gain on acquisition	(1,346)
Total	$10,746

The Company purchased 100% of Horizon Bay in a transaction that involved the restructuring of certain leases and other elements of Horizon Bay's capital structure.  The fair value of identifiable assets acquired and liabilities assumed exceeded the fair value of the consideration transferred.  Consequently, the Company reassessed the recognition and measurement of identifiable assets acquired and liabilities assumed and concluded that all acquired assets and assumed liabilities were recognized and that the valuation procedures and resulting measures were appropriate.  As a result, the Company recognized a net non-cash gain of $2.0 million during the year ended December 31, 2011 which was subsequently reduced by approximately $0.6 million during the year ended December 31, 2012 due to adjustments related to pre-acquisition self-insurance reserves.

The Company recognized $14.4 million of integration and transaction-related costs that were expensed in 2011.  These costs are included in the consolidated statements of operations in the line item entitled "general and administrative expenses."

In connection with the formation of the HCP RIDEA JV, the Company contributed cash of $13.7 million for a 10% interest in the joint venture.  The Company has accounted for this interest under the equity method of accounting.